HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €)	1 Months Ended										12 Months Ended
	May 31, 2009	Dec. 31, 2012	May 24, 2012	Dec. 30, 2011	Dec. 23, 2011	Dec. 20, 2011	Jun. 03, 2011	Nov. 26, 2010	Apr. 12, 2010	May 21, 2009	Dec. 31, 2012 Floating Rate Notes I [Member]	Dec. 31, 2012 Floating Rate Notes Ii [Member]	Dec. 31, 2012 Floating Rate Notes Iii [Member]	Dec. 31, 2012 Floating Rate Notes Iv [Member]	Dec. 31, 2012 Floating Rate Notes V [Member]	Dec. 31, 2012 Floating Rate Notes Vi [Member]
Hellenic Republic Bank Support Plan Details [Abstract]
Bank's Share Capital Increase	€ 350,000,000
Issuance of preferred stock - Par value per share				€ 5.00						€ 5.0
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.										130
Issue Of Redeemable Preference Shares				200,000,000				70,000,000		70,000,000
Debt Instrument
Issuance date											Apr. 26, 2010	May 04, 2010	May 04, 2010	Jun. 28, 2010	Dec. 23, 2010	Jun. 07, 2011
Maturity date											Apr. 01, 2013	May 01, 2013	May 01, 2013	Jun. 01, 2013	Dec. 01, 2013	Jun. 01, 2014
Nominal amount		14,798,300,000									2,500,000,000	1,345,000,000	655,000,000	4,265,600,000	4,107,700,000	1,925,000,000
Interest rate											Three-month Euribor plus 1,200 bps	Three-month Euribor plus 500 bps	Three-month Euribor plus 1,200 bps	Three-month Euribor plus 1,200 bps	Three-month Euribor plus 1,200 bps	Three-month Euribor plus 1,200 bps
Interest payment											Quarterly	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly
Debt Instrument Basis Points											1,200	500	1,200	1,200	1,200	1,200
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Long Term Debt Repurchased Notes That Were Held By Third Parties
Long Term Debt Total Notes That Were Held By Third Parties Repurchased
Annual interest rate increase Basis Points
Nominal Value Of Greek Government Bonds									787,000,000
Nominal amount			€ 3,000,000,000